UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for calendar year or quarter ended:						30-Sep-11

Check here if amended [X}; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:	   First Bank & Trust
Address:   P. O. Box 1347 - Trust Division
	   Sioux Falls, SD 57101-1347

13F File Number:  028-10880

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that is is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karla Hasche
Title:  Trust Operations Officer
Phone:  (605) 978-1129

Signature		Place			and Date of Signing

Karla Hasche		First Bank & Trust			2-Nov-11

Report Type (Check only one.)

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:					0

Form 13F Information Table Entry Total:					54

Form 13F Information Table Value Total:					3520

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

TRANSOCEAN LTD             	COM                 H8817H100        3       69 SH       DEFINED            0        0       69
AT&T INC                    	COM                 00206R102        6      205 SH       SOLE               205      0        0
ABBOTT LABS                	COM                 002824100       16      313 SH       SOLE               313      0        0
ACCELR8 TECHNOLOGY CORP    	COM                 004304200       47    18305 SH       SOLE               18305    0        0
ALCOA INC                  	COM                 013817101        2      160 SH       SOLE               160      0        0
APPLE INC                  	COM                 037833100       21       55 SH       DEFINED            55       0        0
APPLIED MATLS INC           	COM                 038222105        6      600 SH       SOLE               600      0        0
AVON PRODS INC             	COM                 054303102       24     1200 SH       SOLE               1200     0        0
BOEING CO                   	COM                 097023105       41      675 SH       DEFINED            675      0        0
CHEVRON CORP NEW           	COM                 16676410N       49      533 SH       SOLE               533      0        0
CHEVRON CORP NEW           	COM                 16676410N       28      300 SH       DEFINED            300      0        0
CITIGROUP INC              	COM                 172967424        6      219 SH       SOLE               219      0        0
DWS MUNICIPAL INCOME TR    	COM                 23338M106       89     7004 SH       DEFINED            7004     0        0
DREYFUS MUN INCOME INC      	COM                 26201R102      105    11000 SH       DEFINED            11000    0        0
EMC INS GROUP INC           	COM                 268664109       22     1200 SH       DEFINED            0        1200     0
ECOLAB INC                  	COM                 278865100       20      400 SH       SOLE               400      0        0
FRONTIER COMMUNICATIONS     	COM                 35906A108        1      162 SH       DEFINED            162      0        0
GENERAL ELECTRIC CO        	COM                 369604103       30     2003 SH       SOLE               2003     0        0
GENERAL ELECTRIC CO        	COM                 369604103        2      100 SH       DEFINED            0        0      100
GENERAL MLS INC             	COM                 370334104       62     1600 SH       DEFINED            1600     0        0
HCP INC                     	COM                 40414L109       18      500 SH       SOLE               500      0        0
INTEL CORP                  	COM                 458140100        1       60 SH       SOLE               60       0        0
INTERNATIONAL BUS MACHS     	COM                 459200101        5       30 SH       SOLE               30       0        0
ISHARES TR MSCI EAFE IDX    	COM                 464287465       33      695 SH       SOLE               695      0        0
ISHARES TR S&P MIDCAP 400   	COM                 464287507       54      690 SH       SOLE               690      0        0
ISHARES TR RUSSELL 2000    	COM                 464287655       93     1450 SH       SOLE               1450     0        0
ISHARES TR RUSSELL 2000     	COM                 464287655       64      990 SH       DEFINED            0        990      0
ISHARES TR S&P SMLCAP 600   	COM                 464287804       24      415 SH       SOLE               415      0        0
JOHNSON & JOHNSON           	COM                 478160104       53      832 SH       SOLE               832      0        0
KRAFT FOODS INC CL A        	COM                 50075N104       12      350 SH       DEFINED            350      0        0
MEDCO HEALTH SOLUTIONS      	COM                 58405U102        4       90 SH       SOLE               90       0        0
MEDTRONIC INC              	COM                 585055106      268     8076 SH       SOLE               1015     0     7061
MERCK & CO INC NEW          	COM                 58933Y105       10      305 SH       SOLE               305      0        0
META FINL GROUP INC         	COM                 59100U108      342    18100 SH       SOLE               18100    0        0
MFS HIGH YIELD MUN TR       	COM                 59318E102       19     4200 SH       DEFINED            4200     0        0
MICROSOFT CORP              	COM                 594918104      351    14090 SH       SOLE               14090    0        0
NEXTERA ENERGY INC          	COM                 65339F101       16      300 SH       SOLE               300      0        0
PEPSICO INC                	COM                 713448108       25      400 SH       SOLE               400      0        0
RAVEN INDS INC              	COM                 754212108       47      972 SH       DEFINED            972      0        0
SPDR S&P MIDCAP 400 ETF    	COM                 78467Y107      213     1499 SH       SOLE               1499     0        0
SPDR S&P MIDCAP 400 ETF     	COM                 78467Y107       53      370 SH       DEFINED            0        370      0
ST JUDE MED INC             	COM                 790849103       44     1210 SH       SOLE               1210     0        0
SCHWAB STRAT US LCAP GR     	COM                 808524300       21      788 SH       SOLE               788      0        0
SCHWAB STRAT US LCAP GR     	COM                 808524300      270    10056 SH       DEFINED            0        10056    0
SCHWAB STRAT US LCAP VAL    	COM                 808524409       13      502 SH       SOLE               502      0        0
SCHWAB STRAT US LCAP VAL    	COM                 808524409      163     6390 SH       DEFINED            0        6390     0
UNISOURCE ENERGY CORP      	COM                 909205106        7      200 SH       DEFINED            200      0        0
VANGUARD EMERG MRKTS ETF    	COM                 922042858       34      950 SH       SOLE               950      0        0
VANGUARD INDEX REIT ETF     	COM                 922908553       48      952 SH       SOLE               952      0        0
VANGUARD INDEX SM CP ETF    	COM                 922908751       81     1326 SH       SOLE               1326     0        0
VERIZON COMMUNICATIONS     	COM                 92343V104       25      675 SH       DEFINED            675      0        0
WELLS FARGO & CO NEW       	COM                 949746101        5      200 SH       SOLE               200      0        0
WELLS FARGO & CO NEW        	COM                 949746101      480    19902 SH       DEFINED            0        19902    0
XCEL ENERGY INC             	COM                 98389B100       44     1790 SH       DEFINED            1790     0        0
GRAND TOTALS                                                 	  3520   145458                             99320    38908    7230
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